UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   July 25, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      88

Form 13F Information Table Entry Total:       $162,507,000


List of Other Included Managers:

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105      147    10023 SH       SOLE                             10023
Abbott Labs                    COM              002824100     1844    48990 SH       SOLE                             48990
Adobe Systems Inc              COM              00724f101     1208    42400 SH       SOLE                             42400
Albertson's Inc                COM              013104104      808    26520 SH       SOLE                             26520
Amgen Inc                      COM              031162100      298     7114 SH       SOLE                              7114
Assoc Banc-Corp                COM              045487105     1348    35747 SH       SOLE                             35747
Avery Dennison                 COM              053611109      951    15151 SH       SOLE                             15151
BP PLC - frmly BP Amoco PLC    COM              055622104     6504   128826 SH       SOLE                            128826
Bank One Corp                  COM              059438101      719    18688 SH       SOLE                             18688
Baxter Intl Inc                COM              071813109      391     8800 SH       SOLE                              8800
BellSouth Corp                 COM              079860102      559    17755 SH       SOLE                             17755
Bemis Company                  COM              081437105     1265    26625 SH       SOLE                             26625
Bristol Myers Squibb           COM              110122108     3253   126575 SH       SOLE                            126575
CVS Corp                       COM              585745102     2194    71706 SH       SOLE                             71706
Cardinal Health                COM              14149Y108      574     9346 SH       SOLE                              9346
CenterPoint Properties         COM              151895109      307     5300 SH       SOLE                              5300
ChevronTexaco Corp             COM              166764100     1210    13672 SH       SOLE                             13672
Cisco Systems                  COM              17275R102     1626   116550 SH       SOLE                            116550
Citigroup Inc                  COM              172967101     2454    63331 SH       SOLE                             63331
Computer Sciences              COM              205363104      605    12650 SH       SOLE                             12650
Consolidated Energy            COM              20854p109      889    41850 SH       SOLE                             41850
Dominion Resources             COM              25746u109     1938    29269 SH       SOLE                             29269
Duke Realty Corp               COM              264411505     2588    89410 SH       SOLE                             89410
E M C Corp Mass                COM              268648102      535    70900 SH       SOLE                             70900
El Paso Corporation            COM              28336L109     1200    58215 SH       SOLE                             58215
Emerson Elec                   COM              291011104     2178    40710 SH       SOLE                             40710
Ericsson LM cl B               COM              294821400       48    33000 SH       SOLE                             33000
Ethan Allen                    COM              297602104     2783    79851 SH       SOLE                             79851
Exxon Mobil Corp               COM              30231g102     6129   149791 SH       SOLE                            149791
FedEx Corp                     COM              31428x106      294     5500 SH       SOLE                              5500
First American Bankshares      COM                             627     1600 SH       SOLE                              1600
First Industrial Realty Trust  COM              32054k103      635    19320 SH       SOLE                             19320
Gannett Inc                    COM              364730101     2859    37665 SH       SOLE                             37665
General Electric               COM              369604103     5903   203202 SH       SOLE                            203202
General Mills                  COM              370334104     2328    52820 SH       SOLE                             52820
Genuine Parts                  COM              372460105      694    19912 SH       SOLE                             19912
Grainger W W                   COM              384802104      421     8400 SH       SOLE                              8400
Health Care Realty Tr.         COM              421946104     4217   131784 SH       SOLE                            131784
Heinz H.J. Co                  COM              423074103     1132    27550 SH       SOLE                             27550
Hewlett Packard                COM              428236103      535    35032 SH       SOLE                             35032
Home Depot                     COM              437076102      728    19818 SH       SOLE                             19818
Hon Industries                 COM              438092108     3082   113210 SH       SOLE                            113210
Hospitality Properties         COM              44106m102     4571   125223 SH       SOLE                            125223
IBM Corp                       COM              459200101     2048    28448 SH       SOLE                             28448
Illinois Tool Works            COM              452308109     1967    28800 SH       SOLE                             28800
Intel Corp                     COM              458140100     2390   130789 SH       SOLE                            130789
Johnson Controls               COM              478366107     2388    29256 SH       SOLE                             29256
Johnson&Johnson                COM              478160104     4661    89186 SH       SOLE                             89186
Kimberly Clark                 COM              494368103     4568    73675 SH       SOLE                             73675
Kohls Corp                     COM              500255104      375     5350 SH       SOLE                              5350
Liberty Property               COM              531172104     4222   120620 SH       SOLE                            120620
Manpower Inc                   COM              56418H100      224     6100 SH       SOLE                              6100
Marshall & Ilsley              COM              571834100     3986   128870 SH       SOLE                            128870
Masco Corp                     COM              574599106     2050    75615 SH       SOLE                             75615
McDonald's Corp                COM              580135101      618    21722 SH       SOLE                             21722
McGraw-Hill                    COM              580645109      424     7100 SH       SOLE                              7100
Merck & Co                     COM              589331107     6861   135495 SH       SOLE                            135495
Microsoft Corp                 COM              594918104     2027    37059 SH       SOLE                             37059
Modine Mfg Co                  COM              607828100      403    16400 SH       SOLE                             16400
Newmont Mining Corp            COM              802176107      393    14919 SH       SOLE                             14919
Nokia Corp Spons ADR           COM              654902204      537    37100 SH       SOLE                             37100
Northern States Financial Corp COM              665751103      231     9250 SH       SOLE                              9250
Oracle Corp                    COM              68389x105      523    55180 SH       SOLE                             55180
Pepsico, Inc.                  COM              713448108     4258    88330 SH       SOLE                             88330
Pfizer Inc                     COM              717081103     3615   103288 SH       SOLE                            103288
Phillips Petroleum Co          COM              718507106     2268    38520 SH       SOLE                             38520
Procter & Gamble               COM              742718109     1836    20563 SH       SOLE                             20563
Royal Dutch Petro              COM              780257705     2708    49000 SH       SOLE                             49000
SBC Commun Inc.                COM              78387G103     1550    50813 SH       SOLE                             50813
Schlumberger                   COM              806857108     2307    49622 SH       SOLE                             49622
Sprint Corp                    COM              852061100      125    11800 SH       SOLE                             11800
Suncor Energy Inc              COM              867229106     1782    99761 SH       SOLE                             99761
Sysco Corp                     COM              871829107     3617   132865 SH       SOLE                            132865
TECO Energy Inc                COM              872375100     3180   128470 SH       SOLE                            128470
Texas Instruments              COM              882508104      834    35170 SH       SOLE                             35170
Tribune Co                     COM              896047107     4012    92240 SH       SOLE                             92240
U.S. Bancorp                   COM              902973304     1806    77345 SH       SOLE                             77345
United Parcel SVC Inc          COM              911312106     1263    20460 SH       SOLE                             20460
Unocal Corp                    COM              915289102      262     7100 SH       SOLE                              7100
Verizon Comm. (Frmly GTE & Bel COM              92343v104     1436    35770 SH       SOLE                             35770
Vodafone Group PLC             COM              92857w100      211    15430 SH       SOLE                             15430
WPS Resources                  COM              92931B106     1057    25900 SH       SOLE                             25900
Wal Mart Stores                COM              931142103     1699    30890 SH       SOLE                             30890
Walgreen Co                    COM              931422109     2636    68235 SH       SOLE                             68235
Wells Fargo                    COM              949746101     2465    49235 SH       SOLE                             49235
Weyerhaeuser                   COM              962166104      217     3400 SH       SOLE                              3400
Wyeth - frmly Amer Home Prod   COM              983024100      509     9941 SH       SOLE                              9941
Xcel Energy Inc                COM              98389b100     1378    82150 SH       SOLE                             82150